Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

17. Subsequent Events

On March 12, 2012, Youku Inc. (“Youku”) announced that it has signed a definitive agreement to merge with Tudou, one of our equity investees, in a 100% stock-for-stock transaction. Each Class A ordinary share and Class B ordinary share of Tudou issued and outstanding will be cancelled in exchange for the right to receive 7.177 Class A ordinary shares of Youku. The merger is subject to customary closing conditions and approval by both Youku’s and Tudou’s shareholders and is expected to be completed by the third quarter of 2012.

On April 19, 2012, CRIC announced that it has obtained shareholders’ approval and merged into and became a 100% subsidiary of E-House on April 20, 2012 and, as a result, each ordinary share of CRIC held by us was converted into 0.6 ordinary share of E-House, together with the right to receive cash consideration of $1.75. The Company is evaluating the accounting treatment related to the privatization of CRIC.